N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Innovations (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPEUS Fund Large Value
Portfolio Company Subadviser [Text Block]	Subadviser:
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Innovations (Series II) | ABSustainableInternationalThematicFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(26.80%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Innovations (Series II) | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Premier Innovations (Series II) | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(21.56%)
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Innovations (Series II) | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Premier Innovations (Series II) | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Premier Innovations (Series II) | BlackRockCapitalAppreciationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(37.84%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	11.18%
Premier Innovations (Series II) | ColumbiaLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(32.18%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.21%
Premier Innovations (Series II) | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Innovations (Series II) | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(25.70%)
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Innovations (Series II) | DWSInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(29.41%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Premier Innovations (Series II) | JanusHendersonMidCapValueFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Premier Innovations (Series II) | JPMorganSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(0.29%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Innovations (Series II) | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(7.59%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Premier Innovations (Series II) | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(8.15%)
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Premier Innovations (Series II) | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Innovations (Series II) | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.37%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Innovations (Series II) | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Innovations (Series II) | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Premier Innovations (Series II) | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Premier Innovations (Series II) | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Premier Innovations (Series II) | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(8.31%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Premier Innovations (Series II) | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Premier Innovations (Series II) | LordAbbettDevelopingGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(36.09%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Premier Innovations (Series II) | MFSEmergingMarketsDebtFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2065
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Premier Innovations (Series II) | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	(0.79%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
Premier Innovations (Series II) | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Innovations (Series II) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Premier Innovations (Series II) | PGIMJennisonMidCapGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Innovations (Series II) | UBSGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(24.07%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Premier Innovations (Series II) | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(16.99%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Premier Innovations (Series II) | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(21.47%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Premier Innovations (Series II) | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(18.66%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Premier Innovations (Series II) | MassMutualSelectTRowePriceRetirement2065FundClassM3Member
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.